Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	1 Months Ended
	Sep. 04, 2013	Sep. 30, 2013	Oct. 31, 2013 Subsequent Event [Member] Collaborative Arrangement [Member]	Sep. 04, 2013 Subsequent Event [Member] Reverse Split [Member]	Mar. 31, 2013 Subsequent Event [Member] Ucb Pharma [Member]
Subsequent Event [Line Items]
Fees receivable					$ 15.9
Reverse stock split	1-for-12.3			1-for-12.3
Reverse stock split ratio				0.0813
Selection fee		$ 0.4	$ 0.3